CONSOLIDATED STATEMENTS OF Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 43,938	$ 53,063	$ 53,157
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation	19,229	18,279	17,862
Impairment charges			14,000
Impairment of equity method investment			4,400
Loss from equity method investment	194	342	233
Amortization of marketable security premiums	1,267	522	320
Changes in operating assets and liabilities:
Accounts receivable	(5,448)	717	(5,899)
Other receivables	3,963	(2,373)	(2,088)
Inventories	(15,631)	(1,447)	455
Prepaid expenses and other assets	5,106	4,936	5,203
Accounts payable and accrued liabilities	84	2,180	(2,755)
Income taxes payable and deferred	(5,772)	2,322	(12,543)
Postretirement health care and life insurance benefits	2,022	1,429	1,384
Deferred compensation and other liabilities	2,146	2,525	2,960
Other	(708)	310	305
Net cash provided by operating activities	50,390	82,805	76,994
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(16,351)	(12,813)	(20,831)
Net purchases of trading securities	(3,234)	(2,902)	(1,713)
Purchase of available for sale securities	(39,252)	(9,301)	(11,331)
Sale and maturity of available for sale securities	7,680	8,208	17,511
Net cash used in investing activities	(51,157)	(16,808)	(16,364)
CASH FLOWS FROM FINANCING ACTIVITIES:
Shares purchased and retired	(18,190)	(22,881)	(20,723)
Dividends paid in cash	(18,407)	(18,130)	(17,825)
Net cash used in financing activities	(36,597)	(41,011)	(38,548)
Increase (decrease) in cash and cash equivalents	(37,364)	24,986	22,082
Cash and cash equivalents at beginning of year	115,976	90,990	68,908
Cash and cash equivalents at end of year	78,612	115,976	90,990
Supplemental cash flow information:
Income taxes paid	16,906	20,586	22,364
Interest paid	38	49	182
Stock dividend issued	$ 47,053	$ 46,683	$ 32,538